Deferred Tax - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Changes in Deferred Tax Assets [Line Items]
Reserves/(deficits)	$ 280,228,000	$ (122,889,000)
Hong Kong
Reconciliation of Changes in Deferred Tax Assets [Line Items]
Tax losses	(25,000)	(919,000)
China
Reconciliation of Changes in Deferred Tax Assets [Line Items]
Tax losses	$ (63,600,000)	$ (30,766,000)
Deferred tax carry forward period	5 years	5 years
Income tax rate	10.00%
Withholding tax percentage	10.00%
China | Subsidiaries
Reconciliation of Changes in Deferred Tax Assets [Line Items]
Reserves/(deficits)	$ 0	$ 0
Netherlands
Reconciliation of Changes in Deferred Tax Assets [Line Items]
Tax losses	$ (12,000)	$ (2,000)
Deferred tax carry forward period	9 years	9 years
Deferred tax carry back period	1 year	1 year
Ireland
Reconciliation of Changes in Deferred Tax Assets [Line Items]
Tax losses	$ (47,412,000)	$ (31,594,000)
Deferred tax carry back period	1 year	1 year
United States
Reconciliation of Changes in Deferred Tax Assets [Line Items]
Tax losses	$ (33,050,000)	$ (57,792,000)
Income tax rate	5.00%
Withholding tax percentage	30.00%
United States | Subsidiaries
Reconciliation of Changes in Deferred Tax Assets [Line Items]
Reserves/(deficits)	$ 0	$ 0